UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2011

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
June 30, 2011 (Unaudited)

Common Stocks--89.0%	Shares	Value ($)
Brazil--3.2%
Fleury	7,900	115,059
Obrascon Huarte Lain Brasil	3,000	128,408
Rossi Residencial	17,600	143,899
		387,366
Chile--.8%
ENTEL	4,570	92,789
China--13.1%
Changyou.com, ADR	2,570a,b	113,157
China Communications Construction, Cl. H	185,000	159,046
China Construction Bank, Cl. H	248,000	205,559
China Petroleum & Chemical, Cl. H	168,000	169,043
China Vanadium Titano-Magnetite Mining	181,000	69,314
Evergrande Real Estate Group	114,000	74,274
Great Wall Motor, Cl. H	102,750	169,012
Hidili Industry International Development	95,000	82,161
Industrial & Commercial Bank of China, Cl. H	197,000	149,616
Lonking Holdings	169,000	92,300
Tencent Holdings	5,000	135,703
Weichai Power, Cl. H	9,000	52,508
WuXi PharmaTech, ADR	5,540b	97,282
		1,568,975
Hong Kong--7.4%
China Agri-Industries Holdings	173,481	183,698
China Minsheng Banking, Cl. H	66,000	60,812
China Mobile	20,500	189,676
China Shanshui Cement Group	125,000	144,409
CNOOC	76,000	177,360
Country Garden Holdings	155,000	68,121
Guangdong Investment	108,000	57,735
		881,811

Hungary--2.1%
MOL Hungarian Oil and Gas	1,230b	140,936
OTP Bank	3,490	113,589
		254,525
India--8.6%
Apollo Tyres	59,850	104,765
Hexaware Technologies	73,390	114,265
Oil & Natural Gas	11,850	72,700
Shree Renuka Sugars	96,330	143,840
Sintex Industries	68,020	276,021
Sterlite Industries India	28,340	106,665
Tata Motors	6,000	133,442
Welspun	18,690	72,289
		1,023,987
Indonesia--2.7%
Bank Mandiri	91,000	76,404
Bank Rakyat Indonesia Persero	144,000	109,148
Indofood Sukses Makmur	202,500	135,779
		321,331
Malaysia--2.8%
AMMB Holdings	59,100	127,419
Genting	29,400	109,246
Tenaga Nasional	42,075	94,336
		331,001
Mexico--2.1%
America Movil, ADR, Ser. L	1,710	92,135
Fomento Economico Mexicano, ADR	2,360	156,916
		249,051
Poland--1.0%
KGHM Polska Miedz	1,620	116,356
Russia--8.6%
Gazprom, ADR	26,180	381,704
Lukoil, ADR	4,770	303,372
Magnitogorsk Iron & Steel Works, GDR	3,660c,d	41,651
MMC Norilsk Nickel, ADR	4,682	122,668
Sberbank of Russia, ADR	11,820	171,374
		1,020,769

South Africa--9.7%
ABSA Group	5,690	113,442
Aveng	18,090	95,777
Exxaro Resources	5,070	133,817
FirstRand	34,630	101,660
Growthpoint Properties	43,580	118,009
MTN Group	12,184	259,292
Nedbank Group	6,030	130,645
Sasol	3,790	199,527
		1,152,169
South Korea--13.1%
BS Financial Group	8,660b	122,480
DGB Financial Group	6,140b	93,165
Hana Financial Group	2,640	92,232
Hyundai Mipo Dockyard	659	104,623
Hyundai Mobis	581	217,674
Kolon Industries	786	75,828
Korea Electric Power	2,750b	73,023
KT	2,250	85,773
Kukdo Chemical	800	52,976
POSCO	190	82,574
Samsung Electronics	469	362,847
Woori Finance Holdings	8,520	111,323
Youngone	4,306	61,506
Youngone Holdings	1,044	39,407
		1,575,431
Taiwan--8.8%
Advanced Semiconductor Engineering	53,892	59,101
Asia Cement	38,168	54,481
Catcher Technology	13,000	81,919
Chroma ATE	9,000	28,639
CTCI	20,000	26,181
E Ink Holdings	20,000	37,530
Fubon Financial Holding	84,195	129,414
Grand Pacific Petrochemical	98,000	60,901
Hon Hai Precision Industry	40,240	137,993
HTC	3,300	110,982

Taishin Financial Holdings	170,463	101,185
Taiwan Semiconductor Manufacturing, ADR	17,779a	224,193
		1,052,519
Thailand--2.3%
Asian Property Development	295,740	46,294
PTT Chemical	29,600	141,563
PTT Exploration & Production	16,100	89,605
		277,462
Turkey--2.7%
Arcelik	12,990	66,431
Ford Otomotiv Sanayi	6,390	54,923
KOC Holding	14,160	60,898
Turk Telekomunikasyon	27,160	143,582
		325,834
Total Common Stocks
(cost $9,121,313)		10,631,376

Preferred Stocks--10.8%	Shares	Value ($)
Brazil
Banco Bradesco	9,775	198,550
Banco do Estado do Rio Grande do Sul	10,300	118,137
Bradespar	4,000	101,496
Cia de Bebidas das Americas	2,000	65,780
Cia Paranaense de Energia, Cl. B	7,800	207,414
Petroleo Brasileiro	10,300	156,548
Randon Participacoes	9,300	73,892
Tim Participacoes	22,200	107,398
Vale, Cl. A	8,900	254,571
Total Preferred Stocks
(cost $989,975)		1,283,786

Investment of Cash Collateral for Securities Loaned--2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $304,628)	304,628[e]	304,628
Total Investments (cost $10,415,916)	102.4%	12,219,790
Liabilities, Less Cash and Receivables	(2.4%)	(292,182)

Net Assets	100.0%	11,927,608

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $303,614 and the value of the collateral held by the fund was $304,628.
b	Non-income producing security.
c

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June 30, 2011, the value of this security amounted to $41,651 or 0.3% of net assets.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, this security was valued at $41,651 or 0.3% of net assets.

e	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $10,415,916. Net unrealized appreciation on investments was $1,803,874 of which $2,061,955 related to appreciated investment securities and $258,081 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.0
Materials	14.3
Energy	14.2
Information Technology	11.8
Industrial	10.1
Consumer Discretionary	8.1
Telecommunication Services	8.1
Consumer Staples	5.8
Utilities	3.6
Money Market Investment	2.6
Health Care	1.8

† Based on net assets.	102.4

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2011 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Hungarian Forint,
Expiring 7/1/2011	3,175,904	17,115	17,328	213
South African Rand,
Expiring 7/1/2011	836,622	123,321	123,728	407

Gross Unrealized				620
Appreciation

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	11,873,511	41,651	-	11,915,162
Mutual Funds	304,628	-	-	304,628
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	620	-	620
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
June 30, 2011 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--8.1%
Carnival	5,670	213,362
CBS, Cl. B	8,080	230,199
DIRECTV, Cl. A	7,360a	374,035
Mattel	11,780	323,832
Newell Rubbermaid	27,280	430,478
News, Cl. A	10,940	193,638
Omnicom Group	9,980	480,637
		2,246,181
Consumer Staples--9.8%
Coca-Cola Enterprises	9,830	286,839
ConAgra Foods	8,110	209,319
Dr. Pepper Snapple Group	5,200	218,036
Energizer Holdings	1,870a	135,313
Kimberly-Clark	3,040	202,342
PepsiCo	12,320	867,698
Unilever, ADR	20,740	671,769
Walgreen	3,210	136,297
		2,727,613
Energy--12.5%
Anadarko Petroleum	4,120	316,251
Apache	2,240	276,394
Chevron	7,222	742,710
ENSCO, ADR	7,520	400,816
Halliburton	6,610	337,110
Hess	4,670	349,129
National Oilwell Varco	4,400	344,124
Occidental Petroleum	5,040	524,362
Valero Energy	7,620	194,843
		3,485,739
Exchange Traded Funds--3.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	6,810	898,716
Financial--13.7%
Aflac	3,630	169,448
American Express	6,280	324,676

Bank of America	42,010	460,430
Capital One Financial	10,370	535,818
Citigroup	13,489	561,682
Hartford Financial Services Group	10,610	279,786
JPMorgan Chase & Co.	5,700	233,358
Lincoln National	12,400	353,276
MetLife	5,750	252,253
Wells Fargo & Co.	22,940	643,696
		3,814,423
Health Care--14.5%
Baxter International	7,310	436,334
CIGNA	7,210	370,810
Covidien	5,207	277,169
Dendreon	3,120a	123,053
Gilead Sciences	4,800a	198,768
HCA Holdings	4,390	144,870
Human Genome Sciences	10,140a	248,836
McKesson	5,070	424,106
Pfizer	30,450	627,270
Sanofi, ADR	7,660	307,702
St. Jude Medical	5,630	268,438
Warner Chilcott, Cl. A	11,970	288,836
Zimmer Holdings	5,310a	335,592
		4,051,784
Industrial--9.2%
Caterpillar	2,750	292,765
Cummins	2,370	245,271
Dover	4,430	300,354
General Electric	32,800	618,608
Ingersoll-Rand	7,720	350,565
Norfolk Southern	3,650	273,495
Owens Corning	3,880a	144,918
Thomas & Betts	2,860a	154,011
Tyco International	3,657	180,766
		2,560,753
Materials--1.6%
CF Industries Holdings	920	130,336
E.I. du Pont de Nemours & Co.	5,940	321,057
		451,393
Technology--20.2%
Alcatel-Lucent, ADR	22,990a	132,652
Amazon.com	860a	175,861

Apple	2,880a	966,730
Automatic Data Processing	5,240	276,043
BMC Software	7,550a	412,985
Electronic Arts	7,410a	174,876
EMC	9,830a	270,816
Google, Cl. A	400a	202,552
Informatica	4,310a	251,833
International Business Machines	5,220	895,491
Microchip Technology	5,280	200,165
NetApp	5,420a	286,068
Oracle	19,780	650,960
QUALCOMM	8,620	489,530
Teradata	3,531a	212,566
		5,599,128
Telecommunication Services--2.4%
AT&T	21,720	682,225
Utilities--4.8%
NextEra Energy	15,170	871,668
PPL	16,350	455,021
		1,326,689
Total Investments (cost $23,803,289)	100.0%	27,844,644
Cash and Receivables (Net)	.0%	7,271
Net Assets	100.0%	27,851,915

ADR-American Depository Receipts

a	Non-income producing security.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $23,803,289. Net unrealized appreciation on investments was $4,041,355 of which $4,568,299 related to appreciated investment securities securities. and $526,944 related to depreciated investment

Portfolio Summary (Unaudited) †	Value (%)
Technology	20.2
Health Care	14.5
Financial	13.7
Energy	12.5
Consumer Staples	9.8
Industrial	9.2

Consumer Discretionary	8.1
Utilities	4.8
Exchange Traded Funds	3.2
Telecommunication Services	2.4
Materials	1.6
100.0
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	25,432,989	-	-	25,432,989
Equity Securities - Foreign+	1,512,939	-	-	1,512,939
Exchange Traded Funds	898,716	-	-	898,716
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2011 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--12.7%
Aaron's	78,870a	2,228,866
Buffalo Wild Wings	18,720a,b	1,241,323
Cheesecake Factory	50,860a,b	1,595,478
Interface, Cl. A	109,800a	2,126,826
Jarden	43,920a	1,515,679
Lions Gate Entertainment	280,630a,b	1,857,771
Oxford Industries	41,680a	1,407,117
Papa John's International	44,620b	1,484,061
Pinnacle Entertainment	170,560b	2,541,344
Select Comfort	120,680a,b	2,169,826
Stage Stores	83,050a	1,395,240
Tractor Supply	16,910a	1,130,941
Ulta Salon, Cosmetics & Fragrance	25,550a,b	1,650,019
VistaPrint	33,810b	1,617,809
Vitamin Shoppe	34,390a,b	1,573,686
		25,535,986
Consumer Staples--4.0%
Casey's General Stores	37,750a	1,661,000
Darling International	87,240a,b	1,544,148
Inter Parfums	64,430a	1,483,823
Primo Water	84,070a	1,209,767
Ruddick	29,680a	1,292,267
United Natural Foods	22,790a,b	972,449
		8,163,454
Energy--6.8%
Bill Barrett	66,110a,b	3,064,199
Brigham Exploration	30,780a,b	921,245
Carrizo Oil & Gas	34,566a,b	1,443,131
Gulfport Energy	90,930b	2,699,712
Oasis Petroleum	39,630a,b	1,176,218

Oil States International	27,620a,b	2,207,114
Pioneer Drilling	69,280a,b	1,055,827
Solazyme	47,970a	1,101,871
		13,669,317
Exchange Traded Funds--1.5%
iShares Russell 2000 Growth Index
Fund	31,950a	3,030,458
Financial--8.3%
Dime Community Bancshares	95,960a	1,395,258
Encore Capital Group	43,340b	1,331,405
EZCORP, Cl. A	32,310b	1,149,428
First Cash Financial Services	25,280b	1,061,507
MarketAxess Holdings	107,380	2,690,943
Portfolio Recovery Associates	35,060a,b	2,972,737
Potlatch	72,470a,c	2,556,017
Prosperity Bancshares	35,060a	1,536,329
Resolute Energy	59,140a,b	955,702
World Acceptance	15,930a,b	1,044,530
		16,693,856
Health Care--25.1%
Achillion Pharmaceuticals	139,110a,b	1,034,978
Air Methods	14,680a,b	1,097,183
Alexion Pharmaceuticals	47,960a,b	2,255,559
Allscripts Healthcare Solutions	76,550a,b	1,486,601
Amarin, ADR	86,790b	1,255,851
Analogic	50,490a	2,655,269
Catalyst Health Solutions	44,650a,b	2,492,363
Centene	50,280a,b	1,786,448
Cepheid	65,780a,b	2,278,619
Chemed	30,450a	1,995,084
Cooper	44,650	3,538,066
Cubist Pharmaceuticals	63,690a,b	2,292,203
Exact Sciences	93,800a,b	806,680
MAP Pharmaceuticals	71,630a,b	1,143,931
Masimo	67,550a	2,004,884
Medicis Pharmaceutical, Cl. A	55,550a	2,120,344
NPS Pharmaceuticals	112,430a,b	1,062,464

NuVasive	66,250a,b	2,178,300
PerkinElmer	79,360	2,135,578
Pharmasset	18,190b	2,040,918
Questcor Pharmaceuticals	42,640a,b	1,027,624
Salix Pharmaceuticals	61,180a,b	2,436,799
SXC Health Solutions	49,700b	2,928,324
Theravance	57,370a,b	1,274,188
Thermo Fisher Scientific	26,050b	1,677,360
ViroPharma	79,620a,b	1,472,970
Volcano	65,973a,b	2,130,268
		50,608,856
Industrial--14.5%
American Reprographics	103,870a,b	734,361
Columbus McKinnon	57,680a,b	1,035,933
Corporate Executive Board	74,071	3,233,199
Crane	47,220	2,333,140
EMCOR Group	66,790a,b	1,957,615
EnerSys	76,500a,b	2,633,130
EnPro Industries	21,730a,b	1,044,561
Exponent	41,680a,b	1,813,497
Forward Air	46,550	1,572,925
Hexcel	75,970b	1,662,983
Interline Brands	50,450a,b	926,767
Middleby	18,120a,b	1,704,005
Mueller Industries	29,020	1,100,148
Old Dominion Freight Line	55,780a,b	2,080,594
Robbins & Myers	20,800	1,099,280
Taleo, Cl. A	59,160b	2,190,695
Teledyne Technologies	42,765a,b	2,153,645
		29,276,478
Materials--3.8%
AMCOL International	28,420a	1,084,507
Arch Chemicals	57,270	1,972,379
Intrepid Potash	71,880a,b	2,336,100
Kaiser Aluminum	42,430a	2,317,527
		7,710,513
Technology--21.4%

Advanced Energy Industries	80,600a,b	1,192,074
Bottomline Technologies	79,010b	1,952,337
CACI International, Cl. A	24,340a,b	1,535,367
Constant Contact	87,460a,b	2,219,735
Fair Isaac	82,430a	2,489,386
FEI	28,470b	1,087,269
Harmonic	355,630a,b	2,571,205
Intermec	89,050b	983,112
Ixia	114,150a,b	1,461,120
KEMET	111,890b	1,598,908
MAXIMUS	29,550a	2,444,672
Mellanox Technologies	60,610b	1,806,784
Netgear	65,100b	2,846,172
NetLogic Microsystems	42,490a,b	1,717,446
NetScout Systems	78,360a,b	1,636,940
OmniVision Technologies	63,190a,b	2,199,644
Photronics	243,670a,b	2,063,885
Quality Systems	18,780a	1,639,494
ShoreTel	169,150a,b	1,725,330
Solarwinds	45,660a,b	1,193,552
SuccessFactors	3,250a,b	95,550
Syntel	17,690	1,045,833
Triquint Semiconductor	20,890a,b	212,869
Ultratech	47,860a,b	1,453,987
Vocus	59,080a,b	1,808,439
Websense	87,780a,b	2,279,647
		43,260,757
Total Common Stocks
(cost $164,561,156)		197,949,675

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,039,866)	1,039,866[d]	1,039,866
Investment of Cash Collateral for
Securities Loaned--25.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $50,454,744)	50,454,744[d]	50,454,744
Total Investments (cost $216,055,766)	123.6%	249,444,285
Liabilities, Less Cash and Receivables	(23.6%)	(47,755,094)
Net Assets	100.0%	201,689,191

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $49,524,831 and the value of the collateral held by the fund was $50,454,744.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $216,055,766. Net unrealized appreciation on investments was $33,388,519 of which $36,688,478 related to appreciated investment securities and $3,299,959 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	25.5
Health Care	25.1
Technology	21.4
Industrial	14.5
Consumer Discretionary	12.7
Financial	8.3
Energy	6.8
Consumer Staples	4.0
Materials	3.8
Exchange Traded Funds	1.5
123.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	192,045,557	-	-	192,045,557
Equity Securities - Foreign+	2,873,660	-	-	2,873,660
Mutual Funds/Exchange Traded Funds	54,525,068	-	-	54,525,068
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
June 30, 2011 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--12.4%
Aaron's	50,960a	1,440,130
Buffalo Wild Wings	11,800a,b	782,458
Cheesecake Factory	31,270a,b	980,940
Interface, Cl. A	68,350a	1,323,940
Jarden	26,670a	920,382
Lions Gate Entertainment	173,692a,b	1,149,841
Oxford Industries	26,190	884,174
Papa John's International	27,660b	919,972
Pinnacle Entertainment	104,290a,b	1,553,921
Select Comfort	76,740	1,379,785
Stage Stores	51,730a	869,064
Tractor Supply	10,480	700,902
Ulta Salon, Cosmetics & Fragrance	15,500a,b	1,000,990
VistaPrint	21,300b	1,019,205
Vitamin Shoppe	20,870a,b	955,011
		15,880,715
Consumer Staples--4.0%
Casey's General Stores	23,480a	1,033,120
Darling International	54,710a,b	968,367
Inter Parfums	40,410	930,642
Primo Water	53,930	776,053
Ruddick	19,820a	862,963
United Natural Foods	13,970a,b	596,100
		5,167,245
Energy--6.5%
Bill Barrett	41,090a,b	1,904,521
Brigham Exploration	18,540b	554,902
Carrizo Oil & Gas	21,503a,b	897,750
Gulfport Energy	54,830a,b	1,627,903
Oasis Petroleum	24,700a,b	733,096

Oil States International	16,350a,b	1,306,529
Pioneer Drilling	43,690b	665,836
Solazyme	30,580a	702,423
		8,392,960
Exchange Traded Funds--4.6%
iShares Russell 2000 Growth Index
Fund	62,980a	5,973,653
Financial--8.2%
Dime Community Bancshares	62,320a	906,133
Encore Capital Group	27,180b	834,970
EZCORP, Cl. A	19,750b	702,606
First Cash Financial Services	16,310b	684,857
MarketAxess Holdings	66,550a	1,667,743
Portfolio Recovery Associates	21,820a,b	1,850,118
Potlatch	46,860a,c	1,652,752
Prosperity Bancshares	22,830	1,000,411
Resolute Energy	35,880a,b	579,821
World Acceptance	9,790a,b	641,930
		10,521,341
Health Care--24.5%
Achillion Pharmaceuticals	88,560a,b	658,886
Air Methods	9,480a,b	708,535
Alexion Pharmaceuticals	27,940b	1,314,018
Allscripts Healthcare Solutions	46,270b	898,563
Amarin, ADR	54,190b	784,129
Analogic	30,860	1,622,927
Catalyst Health Solutions	27,610b	1,541,190
Centene	30,320b	1,077,270
Cepheid	40,780a,b	1,412,619
Chemed	19,040	1,247,501
Cooper	27,840	2,206,042
Cubist Pharmaceuticals	41,320a,b	1,487,107
Exact Sciences	66,550a,b	572,330
MAP Pharmaceuticals	44,330a,b	707,950
Masimo	39,760a	1,180,077
Medicis Pharmaceutical, Cl. A	34,400	1,313,048
NPS Pharmaceuticals	66,420b	627,669

NuVasive	39,550a,b	1,300,404
PerkinElmer	49,700	1,337,427
Pharmasset	11,370b	1,275,714
Questcor Pharmaceuticals	27,510a,b	662,991
Salix Pharmaceuticals	37,080b	1,476,896
SXC Health Solutions	30,070b	1,771,724
Theravance	35,480a,b	788,011
Thermo Fisher Scientific	18,240b	1,174,474
ViroPharma	49,790a,b	921,115
Volcano	41,590a,b	1,342,941
		31,411,558
Industrial--14.0%
American Reprographics	64,510b	456,086
Columbus McKinnon	34,800b	625,008
Corporate Executive Board	44,653	1,949,103
Crane	28,670	1,416,585
EMCOR Group	41,160b	1,206,400
EnerSys	47,690b	1,641,490
EnPro Industries	13,560a,b	651,829
Exponent	25,760b	1,120,818
Forward Air	29,150	984,978
Hexcel	45,510b	996,214
Interline Brands	34,780a,b	638,909
Middleby	10,960b	1,030,678
Mueller Industries	17,960	680,864
Old Dominion Freight Line	33,730b	1,258,129
Robbins & Myers	13,320	703,962
Taleo, Cl. A	36,750b	1,360,853
Teledyne Technologies	26,408a,b	1,329,907
		18,051,813
Materials--3.7%
AMCOL International	16,970a	647,575
Arch Chemicals	35,510	1,222,964
Intrepid Potash	44,630a,b	1,450,475
Kaiser Aluminum	25,170a	1,374,785
		4,695,799
Technology--20.7%

Advanced Energy Industries	50,650b	749,113
Bottomline Technologies	49,050b	1,212,025
CACI International, Cl. A	15,524a,b	979,254
Constant Contact	53,990a,b	1,370,266
Fair Isaac	50,340a	1,520,268
FEI	16,960b	647,702
Harmonic	222,280b	1,607,084
Intermec	52,430b	578,827
Ixia	70,330a,b	900,224
KEMET	64,720a,b	924,849
MAXIMUS	17,620	1,457,703
Mellanox Technologies	37,417b	1,115,401
Netgear	40,330b	1,763,228
NetLogic Microsystems	26,130b	1,056,175
NetScout Systems	49,030b	1,024,237
OmniVision Technologies	39,490a,b	1,374,647
Photronics	149,520a,b	1,266,434
Quality Systems	12,030a,b	1,050,219
ShoreTel	100,770b	1,027,854
Solarwinds	28,470b	744,206
SuccessFactors	1,970a,b	57,918
Syntel	11,070	654,458
Triquint Semiconductor	13,070a,b	133,183
Ultratech	27,490b	835,146
Vocus	35,990a,b	1,101,654
Websense	52,890a,b	1,373,553
		26,525,628
Total Common Stocks
(cost $108,121,958)		126,620,712

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,433,860)	1,433,860[d]	1,433,860
Investment of Cash Collateral for
Securities Loaned--30.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $38,597,479)	38,597,479[d]	38,597,479
Total Investments (cost $148,153,297)	129.7%	166,652,051
Liabilities, Less Cash and Receivables	(29.7%)	(38,134,875)
Net Assets	100.0%	128,517,176

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $37,939,854 and the value of the collateral held by the fund was $38,597,479.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $148,153,297. Net unrealized appreciation on investments was $18,498,754 of which $20,568,565 related to appreciated investment securities and $2,069,811 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	31.1
Health Care	24.5
Technology	20.7
Industrial	14.0
Consumer Discretionary	12.4
Financial	8.2
Energy	6.5
Exchange Traded Funds	4.6
Consumer Staples	4.0
Materials	3.7
129.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	118,843,725	-	-	118,843,725
Equity Securities - Foreign+	1,803,334	-	-	1,803,334
Mutual Funds/Exchange Traded Funds	46,004,992	-	-	46,004,992
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2011 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--9.9%
99 Cents Only Stores	88,820a	1,797,717
Big 5 Sporting Goods	128,530b	1,010,246
Cavco Industries	37,582a,b	1,691,190
Chico's FAS	328,580b	5,004,273
Children's Place Retail Stores	74,890a	3,331,856
Drew Industries	56,880b	1,406,074
Ethan Allen Interiors	196,890b	4,191,788
Express	167,430b	3,649,974
Foot Locker	159,970	3,800,887
Jack in the Box	182,360a,b	4,154,161
Meredith	128,440b	3,998,337
Meritage Homes	145,210a,b	3,275,938
Ryland Group	243,420b	4,023,733
Skechers USA, Cl. A	125,750a,b	1,820,860
Thor Industries	154,800b	4,464,432
		47,621,466
Consumer Staples--6.6%
BJ's Wholesale Club	115,720a	5,826,502
Casey's General Stores	74,443b	3,275,492
Flowers Foods	202,290b	4,458,472
Hain Celestial Group	71,600a,b	2,388,576
Lancaster Colony	53,140b	3,231,975
Sanderson Farms	101,190b	4,834,858
Snyders-Lance	117,000b	2,530,710
Spartan Stores	177,720b	3,470,872
Winn-Dixie Stores	236,880a,b	2,001,636
		32,019,093
Energy--8.2%
Berry Petroleum, Cl. A	73,600b	3,910,368
Bill Barrett	76,410a,b	3,541,603

Cal Dive International	401,300a,b	2,399,774
Cloud Peak Energy	94,530a	2,013,489
Comstock Resources	138,670a,b	3,992,309
Dawson Geophysical	58,490a,b	1,997,433
Global Industries	401,410a,b	2,199,727
Matrix Service	267,330a,b	3,576,875
Oasis Petroleum	14,090	418,191
Rex Energy	206,000a,b	2,115,620
Tesco	101,120a	1,962,739
Tidewater	110,810b	5,962,686
Unit	85,900a	5,233,887
		39,324,701
Financial--26.5%
Associated Banc-Corp	245,550b	3,413,145
BioMed Realty Trust	313,130b,c	6,024,621
Brookline Bancorp	322,260b	2,987,350
Cardinal Financial	113,370b	1,241,401
CBL & Associates Properties	188,150b,c	3,411,159
City National	86,777b	4,707,652
Cogdell Spencer	253,280	1,517,147
CVB Financial	456,560b	4,223,180
DCT Industrial Trust	723,490b,c	3,783,853
DiamondRock Hospitality	440,661b,c	4,728,292
E*TRADE Financial	341,731a	4,715,888
Entertainment Properties Trust	72,490b,c	3,385,283
First American Financial	316,310b	4,950,251
First Midwest Bancorp	249,930b	3,071,640
Fulton Financial	214,790b	2,300,401
Hancock Holding	111,297	3,447,981
Inland Real Estate	355,370b,c	3,137,917
Investment Technology Group	201,821a,b	2,829,530
Lakeland Financial	55,790b	1,241,885
LaSalle Hotel Properties	191,050b,c	5,032,257
Lexington Realty Trust	558,910b,c	5,102,848
MB Financial	156,590b	3,012,792
National Health Investors	76,060b,c	3,379,346
National Penn Bancshares	426,800b	3,384,524

Omega Healthcare Investors	201,180b,c	4,226,792
PacWest Bancorp	168,590b	3,467,896
Pebblebrook Hotel Trust	142,350b	2,874,046
Piper Jaffray	76,480a,b	2,203,389
PrivateBancorp	188,270b	2,598,126
ProAssurance	33,960a,b	2,377,200
Protective Life	213,240b	4,932,241
Provident Financial Services	200,070b	2,865,002
Southwest Bancorp	112,927a,b	1,105,555
SVB Financial Group	103,470a,b	6,178,194
Urstadt Biddle Properties, Cl. A	77,720c	1,407,509
Viad	100,640	2,243,266
Washington Trust Bancorp	33,230b	763,293
Webster Financial	226,390	4,758,718
Wintrust Financial	30,240b	973,123
		128,004,693
Health Care--10.8%
AMERIGROUP	79,280a,b	5,586,862
Ensign Group	43,480	1,321,357
Haemonetics	99,600a,b	6,411,252
Healthsouth	145,520a,b	3,819,900
HealthSpring	95,390a,b	4,398,433
LifePoint Hospitals	141,670a,b	5,536,464
Medicis Pharmaceutical, Cl. A	67,580b	2,579,529
Mednax	80,333a,b	5,799,239
Omnicell	226,780a	3,535,500
Parexel International	183,150a,b	4,315,014
Salix Pharmaceuticals	62,630a	2,494,553
STERIS	183,800b	6,429,324
		52,227,427
Industrial--15.8%
Apogee Enterprises	180,870b	2,316,945
Astec Industries	110,440a,b	4,084,071
Atlas Air Worldwide Holdings	60,870a,b	3,622,374
Brink's	224,590b	6,699,520
Carlisle	79,870	3,932,000
Clean Harbors	61,860a,b	6,387,045

Columbus McKinnon	104,190a,b	1,871,252
Comfort Systems USA	172,300b	1,828,103
Duff & Phelps, Cl. A	109,730b	1,407,836
FreightCar America	38,720a,b	981,165
FTI Consulting	139,190a,b	5,280,869
Granite Construction	170,694b	4,187,124
Heidrick & Struggles International	97,840	2,215,098
Huron Consulting Group	100,520a	3,036,709
McGrath Rentcorp	75,070	2,107,966
Mueller Industries	110,260	4,179,957
RSC Holdings	255,110a,b	3,051,116
Spirit Aerosystems Holdings, Cl. A	192,970a,b	4,245,340
Steelcase, Cl. A	362,580b	4,129,786
Team	79,390a	1,915,681
Tetra Tech	174,450a,b	3,925,125
Thomas & Betts	91,320b	4,917,582
		76,322,664
Materials--4.8%
AMCOL International	71,230b	2,718,137
Carpenter Technology	115,780b	6,678,190
Coeur d'Alene Mines	171,810a,b	4,168,111
Kaiser Aluminum	21,050	1,149,751
Louisiana-Pacific	464,830a	3,783,716
Packaging Corp. of America	134,680	3,769,693
Wausau Paper	144,160b	971,638
		23,239,236
Technology--11.1%
Aspen Technology	302,598a	5,198,634
Cadence Design Systems	377,790a,b	3,989,462
Cognex	95,690	3,390,297
CoreLogic	254,100a	4,246,011
Cymer	73,050a,b	3,616,705
Diebold	135,960b	4,216,120
Entropic Communications	402,830a,b	3,581,159
Itron	27,710a	1,334,514
Ixia	33,320a	426,496
JDA Software Group	102,730a,b	3,173,330

Netgear	68,540a	2,996,569
NetScout Systems	189,070a	3,949,672
QLogic	220,390a,b	3,508,609
Quest Software	85,220a	1,937,051
Semtech	55,070a	1,505,614
Triquint Semiconductor	269,620a,b	2,747,428
Websense	150,710a,b	3,913,939
		53,731,610
Utilities--5.7%
El Paso Electric	168,210b	5,433,183
Hawaiian Electric Industries	204,880b	4,929,413
NorthWestern	150,320	4,977,095
PNM Resources	152,160b	2,547,158
Portland General Electric	200,900b	5,078,752
WGL Holdings	111,350b	4,285,861
		27,251,462
Total Common Stocks
(cost $417,143,002)		479,742,352

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,215,566)	2,215,566[d]	2,215,566
Investment of Cash Collateral for
Securities Loaned--24.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $119,520,074)	119,520,074[d]	119,520,074
Total Investments (cost $538,878,642)	124.7%	601,477,992
Liabilities, Less Cash and Receivables	(24.7%)	(119,225,658)
Net Assets	100.0%	482,252,334

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $115,579,594 and the value of the collateral held by the fund was $119,520,074.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $538,878,642. Net unrealized appreciation on investments was $62,599,350 of which $81,353,007 related to appreciated investment securities and $18,753,657 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.5
Money Market Investments	25.3
Industrial	15.8
Technology	11.1
Health Care	10.8
Consumer Discretionary	9.9
Energy	8.2
Consumer Staples	6.6
Utilities	5.7
Materials	4.8
124.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	479,742,352	-	-	479,742,352
Mutual Funds	121,735,640	-	-	121,735,640
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2011 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--17.7%
Buffalo Wild Wings	70,920a,b	4,702,705
Cheesecake Factory	174,770a,b	5,482,535
Choice Hotels International	13,690a	456,698
Deckers Outdoor	75,390a,b	6,644,875
DreamWorks Animation SKG, Cl. A	105,510a,b	2,120,751
Guess?	102,040a	4,291,802
Iconix Brand Group	238,440a,b	5,770,248
Jarden	152,420	5,260,014
Lear	81,380a	4,352,202
Lions Gate Entertainment	686,298b	4,543,293
LKQ	166,830b	4,352,595
Penn National Gaming	167,870a,b	6,771,876
PetSmart	117,446	5,328,525
Tractor Supply	82,030a	5,486,166
Ulta Salon, Cosmetics & Fragrance	66,450a,b	4,291,341
VistaPrint	111,300b	5,325,705
Vitamin Shoppe	89,430a,b	4,092,317
Williams-Sonoma	215,010a	7,845,715
Wolverine World Wide	105,990a	4,425,083
Zumiez	189,760a,b	4,738,307
		96,282,753
Consumer Staples--4.9%
Casey's General Stores	93,290a	4,104,760
Estee Lauder, Cl. A	41,550	4,370,644
Green Mountain Coffee Roasters	87,870a,b	7,843,276
Hansen Natural	67,290b	5,447,125
Whole Foods Market	80,190a	5,088,056
		26,853,861
Energy--7.4%
Brigham Exploration	201,290a,b	6,024,610

Complete Production Services	208,570a,b	6,957,895
Oasis Petroleum	200,980a,b	5,965,086
Oil States International	88,590a,b	7,079,227
Patterson-UTI Energy	216,070	6,829,973
Plains Exploration & Production	118,968b	4,535,060
Solazyme	122,130a	2,805,326
		40,197,177
Exchange Traded Funds--1.7%
iShares Russell 2000 Growth Index
Fund	99,650a	9,451,802
Financial--1.2%
Prosperity Bancshares	153,400a	6,721,988
Health Care--23.4%
Alexion Pharmaceuticals	158,760a,b	7,466,483
Allscripts Healthcare Solutions	365,620a,b	7,100,340
Amarin, ADR	249,800b	3,614,606
AmerisourceBergen	90,630a	3,752,082
Catalyst Health Solutions	116,256a,b	6,489,410
Centene	108,680a,b	3,861,400
Cepheid	138,550a,b	4,799,372
Cooper	112,047	8,878,604
Coventry Health Care	125,430b	4,574,432
Cubist Pharmaceuticals	165,160a,b	5,944,108
Dendreon	163,770a,b	6,459,089
Masimo	172,500a	5,119,800
Medicis Pharmaceutical, Cl. A	109,840a	4,192,593
Mednax	72,990a,b	5,269,148
NuVasive	253,210a,b	8,325,545
PerkinElmer	186,189	5,010,346
Pharmasset	47,340a,b	5,311,548
Questcor Pharmaceuticals	110,950a,b	2,673,895
Salix Pharmaceuticals	139,220a,b	5,545,133
SXC Health Solutions	123,230b	7,260,712
Theravance	101,100a,b	2,245,431
Thermo Fisher Scientific	67,740b	4,361,779
ViroPharma	200,390a,b	3,707,215
Volcano	156,154a,b	5,042,213

		127,005,284
Industrial--17.7%
AMETEK	146,303	6,569,005
BE Aerospace	186,240b	7,600,454
Corporate Executive Board	211,320a	9,224,118
Crane	86,700	4,283,847
EMCOR Group	171,170a,b	5,016,993
EnerSys	217,890a,b	7,499,774
Hexcel	191,830a,b	4,199,159
IDEX	123,290	5,652,846
Jacobs Engineering Group	124,590b	5,388,517
Middleby	46,250a,b	4,349,350
Mueller Industries	11,480a	435,207
Old Dominion Freight Line	137,360a,b	5,123,528
Robbins & Myers	68,560a	3,623,396
Roper Industries	59,565a	4,961,765
Taleo, Cl. A	149,040a,b	5,518,951
Thomas & Betts	90,150b	4,854,578
Verisk Analytics, Cl. A	238,510b	8,257,216
Waste Connections	127,270a	4,038,277
		96,596,981
Materials--3.0%
CF Industries Holdings	36,700	5,199,289
Cytec Industries	95,100	5,438,769
FMC	63,240a	5,439,905
		16,077,963
Technology--21.0%
Alliance Data Systems	122,880a,b	11,559,322
Atmel	368,040b	5,178,323
BMC Software	82,200a,b	4,496,340
CACI International, Cl. A	64,810a,b	4,088,215
Constant Contact	201,660a,b	5,118,131
Cypress Semiconductor	184,630a	3,903,078
Equinix	104,130a,b	10,519,213
Fair Isaac	213,010a	6,432,902
FEI	108,760a,b	4,153,544
Genpact	226,610b	3,906,756

Harris	110,920a	4,998,055
IAC/InterActiveCorp	247,480a,b	9,446,312
MAXIMUS	71,780a	5,938,359
Netgear	164,070a,b	7,173,140
NetLogic Microsystems	112,360a,b	4,541,591
OmniVision Technologies	165,600a,b	5,764,536
Quality Systems	48,830a	4,262,859
SuccessFactors	12,940a,b	380,436
Synopsys	165,270b	4,249,092
Syntel	46,080	2,724,250
Teradata	75,150b	4,524,030
Triquint Semiconductor	57,310a,b	583,989
		113,942,473
Total Common Stocks
(cost $446,437,645)		533,130,282

Other Investment--1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,417,273)	10,417,273[c]	10,417,273
Investment of Cash Collateral for
Securities Loaned--30.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $164,069,306)	164,069,306[c]	164,069,306
Total Investments (cost $620,924,224)	130.0%	707,616,861
Liabilities, Less Cash and Receivables	(30.0%)	(163,211,140)
Net Assets	100.0%	544,405,721

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $161,150,007 and the value of the collateral held by the fund was $164,069,306.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $620,924,224. Net unrealized appreciation on investments was $86,692,637 of which $91,409,700 related to appreciated investment securities and $4,717,063 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	32.0
Health Care	23.4
Technology	21.0
Consumer Discretionary	17.7
Industrial	17.7
Energy	7.4
Consumer Staples	4.9
Materials	3.0
Exchange Traded Funds	1.7
Financial	1.2
130.0
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	510,831,413	-	-	510,831,413
Equity Securities - Foreign+	12,847,067	-	-	12,847,067
Mutual Funds/Exchange Traded Funds	183,938,381	-	-	183,938,381
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices,

except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
June 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.9%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,000,000	1,079,350
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,128,600
Alaska--1.0%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,103,510
Arizona--.8%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	870,000	868,130
California--15.3%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,760,685
California,
GO	5.00	10/1/11	70,000	70,253
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,178,720
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,192,670
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,722,315
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/14	1,250,000	1,394,750
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/17	1,000,000	1,171,000

California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,249,575
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,100,860
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	500,010
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	705,405
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,332,783
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,210,460
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,102,390
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,127,750
Colorado--1.4%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	915,000	958,032
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	585,000	627,699
Florida--12.2%
Broward County School Board,
COP (Master Lease Purchase

Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/13	1,000,000	1,066,260
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,059,430
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,139,300
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,046,680
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,052,420
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,144,160
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,068,280
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,315,940
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	112,700
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,138,000
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	839,033
Tampa,

Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,123,880
Georgia--3.0%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,119,640
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,176,660
Municipal Electric Authority of
Georgia, Project One
Subordinated Bonds	5.00	1/1/21	1,000,000	1,119,940
Hawaii--1.9%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,074,020
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,092,670
Illinois--8.4%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,254,200
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	123,912
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	786,396
Illinois,
GO	5.00	1/1/18	1,000,000	1,081,130
Illinois,
GO	5.00	1/1/20	500,000	531,660
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,122,170
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,105,340
Northern Illinois University Board

of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000		1,661,130
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000		1,065,780
Indiana--.9%
Indianapolis Airport Authority,
Special Facilities Revenue
(Federal Express Corporation
Project)	5.10	1/15/17	1,000,000		1,096,830
Louisiana--1.4%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000		1,600,620
Maryland--.8%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000		980,070
Massachusetts--3.4%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	3/1/15	1,000,000	a	1,146,950
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000		1,667,910
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000		1,095,290
Michigan--3.7%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.00	7/1/13	1,000,000	1,057,800
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,098,530
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000	1,076,400
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,064,590
Nebraska--1.0%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000	1,125,010
New Jersey--6.9%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/17	1,000,000	1,112,320
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/17	1,000,000	1,112,320
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,059,470
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,357,092
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/16	1,000,000	1,048,630
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,123,060
New Jersey Transportation Trust
Fund Authority (Transportation

System)	5.00	12/15/18	1,000,000	1,106,830
New Mexico--1.3%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	380,000	397,024
New Mexico
Severance Tax Bonds	5.00	7/1/15	1,000,000	1,154,650
New York--6.2%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,124,280
New York City,
GO	5.00	8/1/21	2,000,000	2,256,780
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,121,620
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,072,340
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	500,000	519,930
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/13	1,000,000	1,079,890
Ohio--1.3%
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,476,090
Pennsylvania--2.0%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,167,100
Philadelphia School District,

GO	5.00	9/1/14	1,000,000	1,096,120
Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	70,000	70,120
South Dakota--2.4%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,787,215
Texas--9.1%
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,175,010
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,081,400
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,583,710
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	548,312
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,000,000	1,141,280
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000	1,071,490
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	984,160
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000	610,370

Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,143,470
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	b	9,184
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,167,210
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	40,000		40,034
Washington--3.0%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,168,630
Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000		1,149,130
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000		1,130,520
Wyoming--.9%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000		1,074,840
U.S. Related--5.9%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		559,145
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000		630,996
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000		1,084,770
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,750,000		1,851,010
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.00	7/1/12	1,000,000		1,024,760

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,641,720
Total Long-Term Municipal Investments
(cost $106,507,305)				111,129,710
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.8%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)
(cost $900,000)	0.03	7/1/11	900,000 [c]	900,000

Total Investments (cost $107,407,305)			97.0%	112,029,710
Cash and Receivables (Net)			3.0%	3,510,113
Net Assets			100.0%	115,539,823

a

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $107,407,305. Net unrealized appreciation on investments was $4,622,405 of which $4,774,178 related to appreciated investment securities and $151,773 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	112,029,710	-	112,029,710

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2011 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)
Australia--6.1%
AMP	1,197,489	6,280,537
MacArthur Coal	502,517	5,901,756
Newcrest Mining	284,127	11,491,730
Santos	548,234	7,961,612
White Energy	1,617,139a	3,165,385
WorleyParsons	180,750	5,474,688
		40,275,708
Belgium--1.3%
Anheuser-Busch InBev	143,633	8,331,622
Brazil--2.9%
Arezzo Industria e Comercio	350,750	4,910,702
Hypermarcas	528,571	4,978,691
International Meal Co. Holdings	283,100	2,974,940
Rossi Residencial	429,178	3,508,994
Tele Norte Leste Participacoes, ADR	190,678b	2,963,136
		19,336,463
Canada--4.1%
Barrick Gold	130,786	5,938,223
Nexen	154,157	3,474,906
Potash Corporation of Saskatchewan	145,908	8,332,845
Yamana Gold	793,547	9,264,699
		27,010,673
China--2.4%
Biostime International Holdings	3,057,000	6,332,657
Mindray Medical International, ADR	110,947b	3,112,063
Sands China	2,322,400a	6,267,319
		15,712,039
Denmark--.5%
Pandora	114,146	3,586,342
France--6.5%

Air Liquide	59,492	8,527,204
BNP Paribas	82,244	6,348,572
L'Oreal	47,620	6,184,703
Nexans	59,614	5,610,587
Thales	158,554	6,836,920
Total	156,128	9,029,242
		42,537,228
Germany--3.4%
Bayer	140,888	11,326,939
Fresenius Medical Care & Co.	81,170	6,067,916
Gerry Weber International	74,139	4,867,663
		22,262,518
Hong Kong--6.1%
AIA Group	2,439,400	8,448,261
Belle International Holdings	3,097,000	6,526,954
China Mobile	467,000	4,320,907
GOME Electrical Appliances Holdings	12,977,000	5,186,331
Huabao International Holdings	3,307,000	3,008,798
Jardine Matheson Holdings	159,200	9,128,528
Man Wah Holdings	3,631,200	3,784,396
		40,404,175
Japan--23.6%
Asahi Breweries	371,900	7,460,636
Canon	141,800	6,710,863
DON Quijote	231,400	8,028,075
Hitachi Construction Machinery	332,200	7,402,854
INPEX	1,572	11,559,829
Japan Tobacco	1,514	5,820,545
Lawson	101,500	5,314,235
Makita	119,000	5,513,571
Mitsubishi	311,000	7,726,228
Mitsui Fudosan	294,000	5,032,383
Nintendo	16,400	3,069,971
Nomura Holdings	1,536,500	7,557,965
NTN	868,000	4,916,564
Otsuka Holdings	147,500	3,902,553
Santen Pharmaceutical	105,500	4,272,157

Shiseido	100,000	1,861,996
Softbank	239,800	9,025,452
Sumco	427,329	7,176,558
Sumitomo Mitsui Financial Group	221,900	6,802,673
Toshiba	1,487,000	7,794,721
Towa Pharmaceutical	139,800	8,422,210
Toyota Motor	478,100	19,597,913
		154,969,952
Norway--1.2%
DnB NOR	545,244	7,599,853
Philippines--.7%
Energy Development	28,411,300	4,320,537
Poland--.9%
Telekomunikacja Polska	972,898	5,909,465
Singapore--2.2%
Straits Asia Resources	2,838,000	6,908,426
United Overseas Bank	474,000	7,594,496
		14,502,922
South Africa--.7%
MTN Group	224,527	4,778,230
Spain--.9%
Amadeus IT Holding, Cl. A	278,646	5,782,395
Switzerland--11.5%
Actelion	120,540a	5,937,034
Bank Sarasin & Cie, Cl. B	90,994	3,604,044
Lonza Group	46,619a	3,648,564
Nestle	254,818	15,836,147
Novartis	209,793	12,850,835
Roche Holding	105,176	17,601,265
Syngenta	29,442a	9,938,317
Zurich Financial Services	25,864a	6,540,216
		75,956,422
Thailand--4.3%
Advanced Info Service	2,108,200	6,924,147
Bangkok Bank	932,500	4,645,218
Bangkok Dusit Medical Services	3,073,600	5,248,485
Bank of Ayudhya	2,065,200	1,690,742

Bank of Ayudhya, NVDR	6,666,700	5,663,562
PTT	388,600	4,164,279
		28,336,433
United Kingdom--16.0%
Anglo American	210,076	10,409,900
Associated British Foods	351,023	6,101,368
Barclays	2,034,294	8,372,971
BHP Billiton	457,125	17,989,479
Bowleven	951,615a	5,120,274
British American Tobacco	232,352	10,184,302
Cable & Wireless Communications	4,531,778	2,947,143
Cable & Wireless Worldwide	2,690,647	1,989,473
Carnival	102,068	3,952,848
GlaxoSmithKline	479,923	10,275,206
ICAP	1,033,291	7,844,169
Imagination Technologies Group	821,951a	4,974,685
Scottish & Southern Energy	291,644	6,520,296
Standard Chartered	313,467	8,240,791
		104,922,905
Total Common Stocks
(cost $552,049,103)		626,535,882

Preferred Stocks--1.1%
Brazil
Petroleo Brasileiro
(cost $8,089,891)	492,860	7,490,878

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,687,027)	15,687,027[c]	15,687,027

Investment of Cash Collateral for Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,494,724)	5,494,724[c]	5,494,724
Total Investments (cost $581,320,745)	99.6%	655,208,511

Cash and Receivables (Net)	.4%	2,476,479
Net Assets	100.0%	657,684,990
ADR - American Depository Receipts
NVDR - Non-Voting Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $5,467,668 and the value of the collateral held by the fund was $5,494,724.
c	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $581,320,745. Net unrealized appreciation on investments was $73,887,766 of which $91,314,630 related to appreciated investment securities and $17,426,864 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	16.9
Materials	14.3
Health Care	14.1
Consumer Discretionary	12.1
Consumer Staples	11.0
Energy	9.3
Telecommunication Services	5.9
Industrial	5.8
Information Technology	5.4
Money Market Investments	3.2
Utilities	1.6
99.6
† Based on net assets.

At June 30, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Japanese Yen,
Expiring 7/1/2011	8,395,482	103,803	104,285	(482)
Japanese Yen,
Expiring 7/5/2011	240,483,837	2,991,278	2,987,191	4,087
Gross Unrealized
Appreciation				4,087
Gross Unrealized
Depreciation				(482)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant	Total
	Unadjusted Significant Observable
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs
Investments in Securities:
Equity Securities - Foreign+	634,026,760	-	-	634,026,760
Mutual Funds	21,181,751	-	-	21,181,751
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	4,087	-	4,087
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(482)	-	(482)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: August 19, 2011

By: /a/ James Windels
James Windels Treasurer
Date: August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)